Expense Example - Modern Capital Tactical Income Fund	Jul. 29, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 820
Expense Example, with Redemption, 3 Years	1,563
Expense Example, with Redemption, 5 Years	2,328
Expense Example, with Redemption, 10 Years	4,335
Class ADV Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	1,058
Expense Example, with Redemption, 5 Years	1,818
Expense Example, with Redemption, 10 Years	$ 3,817